STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Australia - 5.2%
ANZ Group Holdings Ltd.	3,419	$62,147
Aristocrat Leisure Ltd.	663	26,576
BHP Group Ltd.	5,798	138,394
Commonwealth Bank of Australia	1,963	185,128
CSL Ltd.	567	88,318
Macquarie Group Ltd.	442	54,309
National Australia Bank Ltd.	3,549	75,443
Rio Tinto Ltd.	429	30,958
Transurban Group	3,536	29,585
Wesfarmers Ltd.	1,329	59,799
Westpac Banking Corp.	3,965	78,216
Woodside Energy Group Ltd.	2,171	31,363
Woolworths Group Ltd.	1,391	25,684
		885,920

Belgium - 0.7%
Anheuser-Busch InBev SA/NV	1,053	64,810
KBC Group NV	301	27,340
UCB SA	143	25,165
		117,315

Canada - 11.5%
Agnico Eagle Mines Ltd.	601	65,114
Alimentation Couche-Tard, Inc.	832	41,032
Bank of Montreal	825	78,782
Bank of Nova Scotia	1,409	66,805
Barrick Gold Corp.	1,989	38,618
Brookfield Corp.	1,555	81,378
Canadian Imperial Bank of Commerce	1,095	61,596
Canadian National Railway Co.	715	69,580
Canadian Natural Resources Ltd.	2,405	74,003
Canadian Pacific Kansas City Ltd.	1,100	77,196
Constellation Software, Inc.	23	72,839
Dollarama, Inc.	312	33,363
Enbridge, Inc.	2,547	112,726
Fairfax Financial Holdings Ltd.	26	37,577
Fortis, Inc.	559	25,463
Franco-Nevada Corp.	221	34,758
Intact Financial Corp.	208	42,496
Manulife Financial Corp.	2,067	64,407
National Bank of Canada	447	36,893
Nutrien Ltd.	559	27,743
Pembina Pipeline Corp.	684	27,359

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Canada - 11.5% (Continued)
Restaurant Brands International, Inc.	351	$23,398
Royal Bank of Canada	1,664	187,439
Shopify, Inc. - Class A (a)	1,376	130,902
Sun Life Financial, Inc.	663	37,945
Suncor Energy, Inc.	1,469	56,880
TC Energy Corp.	1,250	59,032
Thomson Reuters Corp.	156	26,920
Toronto-Dominion Bank	1,996	119,603
Waste Connections, Inc.	299	58,279
Wheaton Precious Metals Corp.	520	40,352
WSP Global, Inc.	161	27,322
		1,937,800

Denmark - 2.2%
Danske Bank AS	767	25,023
DSV AS	232	44,805
Novo Nordisk AS	3,946	268,685
Novonesis (Novozymes) B	468	27,200
		365,713

Finland - 0.6%
Nokia Oyj	5,889	30,820
Nordea Bank Abp	3,987	50,742
Sampo Oyj	2,825	27,034
		108,596

France - 12.2%
Air Liquide SA	681	128,967
Airbus SE	694	122,154
AXA SA	2,522	107,446
BNP Paribas SA	1,183	98,382
Capgemini SE	182	27,168
Cie de Saint-Gobain SA	455	45,116
Cie Generale des Etablissements Michelin SCA	780	27,335
Credit Agricole SA	1,417	25,703
Danone SA	741	56,760
Dassault Systemes SE	767	28,978
Engie SA	2,015	39,295
EssilorLuxottica SA	369	105,895
Hermes International SCA	38	99,067
Legrand SA	299	31,439
L'Oreal SA	286	106,027
LVMH Moet Hennessy Louis Vuitton SE	300	185,454

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
France - 12.2% (Continued)
Orange SA	2,340	$30,350
Pernod Ricard SA	221	21,808
Publicis Groupe SA	260	24,386
Safran SA	448	117,231
Sanofi SA	1,335	147,126
Schneider Electric SE	650	148,125
Societe Generale SA	830	37,147
Thales SA	116	30,806
TotalEnergies SE	2,647	170,759
Veolia Environnement SA	780	26,778
Vinci SA	650	81,741
		2,071,443

Germany - 9.6%
adidas AG	196	45,926
Allianz SE	447	170,185
BASF SE	1,027	50,966
Bayer AG	1,079	25,750
Bayerische Motoren Werke AG	338	26,929
Commerzbank AG	1,183	26,825
Deutsche Bank AG	2,080	49,076
Deutsche Boerse AG	221	65,023
Deutsche Post AG	1,105	47,172
Deutsche Telekom AG	3,980	147,269
E.ON SE	2,535	38,266
Heidelberg Materials AG	157	26,746
Infineon Technologies AG	1,404	46,144
Mercedes-Benz Group AG	890	52,150
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	156	98,241
Rheinmetall AG	52	74,164
RWE AG	715	25,529
SAP SE	1,215	321,089
Siemens AG	929	212,860
Siemens Energy AG (a)	745	43,372
Vonovia SE	884	23,859
		1,617,541

Hong Kong - 1.1%
AIA Group Ltd.	12,831	96,627
Hong Kong Exchanges & Clearing Ltd.	1,365	60,484
Prudential PLC	3,146	33,575
		190,686

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Ireland - 0.3%
Experian PLC	1,053	$48,533

Italy - 2.4%
Enel SpA	9,151	74,183
Eni SpA	2,496	38,589
Ferrari NV	120	50,891
Generali	1,371	48,002
Intesa Sanpaolo SpA	18,607	95,247
UniCredit SpA	1,820	101,410
		408,322

Japan - 17.8%
Advantest Corp.	845	36,461
Bridgestone Corp.	650	25,980
Canon, Inc.	1,105	34,221
Chugai Pharmaceutical Co. Ltd.	728	33,000
Dai-ichi Life Holdings, Inc.	4,160	31,424
Daiichi Sankyo Co. Ltd.	2,158	50,515
Daikin Industries Ltd.	312	33,573
Denso Corp.	2,119	26,051
East Japan Railway Co.	1,255	24,700
FANUC Corp.	1,079	29,207
Fast Retailing Co. Ltd.	210	61,688
FUJIFILM Holdings Corp.	1,300	24,654
Fujitsu Ltd.	2,028	39,900
Hitachi Ltd.	5,288	121,914
Honda Motor Co. Ltd.	5,226	46,776
Hoya Corp.	390	43,631
ITOCHU Corp.	1,625	74,766
Japan Tobacco, Inc.	1,248	34,231
KDDI Corp.	3,354	52,762
Keyence Corp.	221	86,166
Komatsu Ltd.	1,066	30,603
Marubeni Corp.	1,872	29,698
Mitsubishi Corp.	4,407	77,172
Mitsubishi Electric Corp.	2,249	40,785
Mitsubishi Heavy Industries Ltd.	3,787	63,777
Mitsubishi UFJ Financial Group, Inc.	11,830	158,611
Mitsui & Co. Ltd.	3,198	59,689
Mitsui Fudosan Co. Ltd.	2,964	26,292
Mizuho Financial Group, Inc.	2,730	73,733
MS&AD Insurance Group Holdings, Inc.	1,635	35,155
Murata Manufacturing Co. Ltd.	2,106	32,371

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Japan - 17.8% (Continued)
NEC Corp.	1,430	$29,984
Nintendo Co. Ltd.	1,360	91,670
Nippon Steel Corp.	1,224	26,073
Nippon Telegraph & Telephone Corp.	59,670	57,566
Oriental Land Co. Ltd.	1,170	22,973
ORIX Corp.	1,235	25,393
Otsuka Holdings Co. Ltd.	538	27,809
Panasonic Holdings Corp.	2,638	31,157
Recruit Holdings Co. Ltd.	1,586	80,965
Renesas Electronics Corp.	1,996	26,449
Seven & i Holdings Co. Ltd.	2,712	39,110
Shin-Etsu Chemical Co. Ltd.	2,249	63,516
SMC Corp.	74	26,183
SoftBank Corp.	32,986	45,832
SoftBank Group Corp.	1,144	57,044
Sompo Holdings, Inc.	1,040	31,348
Sony Group Corp.	7,090	177,971
Sumitomo Corp.	1,326	29,811
Sumitomo Mitsui Financial Group, Inc.	4,083	103,307
Suzuki Motor Corp.	1,950	23,532
Takeda Pharmaceutical Co. Ltd.	1,764	51,900
Terumo Corp.	1,612	30,060
Tokio Marine Holdings, Inc.	2,093	80,042
Tokyo Electron Ltd.	521	69,853
Toyota Motor Corp.	12,337	215,172
		3,004,226

Netherlands - 4.4%
Adyen NV (a)(b)	35	53,211
Argenx SE (a)	72	42,088
ASM International NV	52	23,357
ASML Holding NV	454	297,492
Ferrovial SE	605	26,940
Heineken NV	325	26,490
ING Groep NV	3,651	71,022
Koninklijke Ahold Delhaize NV	1,079	40,322
Prosus NV	1,599	73,612
Stellantis NV	2,264	25,122
Universal Music Group NV	898	24,693
Wolters Kluwer NV	273	42,375
		746,724

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Singapore - 1.4%
DBS Group Holdings Ltd.	2,301	$79,586
Oversea-Chinese Banking Corp. Ltd.	4,394	56,578
Sea Ltd. - ADR (a)	283	36,929
Singapore Telecommunications Ltd.	10,214	26,076
United Overseas Bank Ltd.	1,638	46,438
		245,607

Spain - 2.7%
Amadeus IT Group SA	494	37,659
Banco Bilbao Vizcaya Argentaria SA	6,617	89,759
Banco Santander SA	17,706	118,626
CaixaBank SA	4,160	32,270
Iberdrola SA	7,227	116,750
Industria de Diseno Textil SA	1,304	64,649
		459,713

Sweden - 2.1%
Assa Abloy AB - Class B	1,118	33,356
Atlas Copco AB - Class A	2,951	46,796
Atlas Copco AB - Class B	1,716	23,960
Hexagon AB - Class B	2,286	24,255
Investor AB (a)	2,077	61,648
Sandvik AB	1,196	24,987
Skandinaviska Enskilda Banken AB - Class A	1,703	27,870
Swedbank AB - Class A	1,248	28,295
Telefonaktiebolaget LM Ericsson - Class B	3,601	27,828
Volvo AB - Class B	1,794	52,329
		351,324

Switzerland - 10.1%
ABB Ltd.	1,855	94,815
Alcon AG	572	53,806
Cie Financiere Richemont SA	552	95,432
Geberit AG	39	24,246
Givaudan SA	9	38,637
Glencore PLC	12,558	45,470
Holcim AG	596	63,662
Lonza Group AG	87	53,319
Nestle SA	2,992	302,142
Novartis AG	2,396	264,976
Partners Group Holding AG	26	36,618
Roche Holding AG	832	273,195
Sika AG	194	46,751

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Switzerland - 10.1% (Continued)
Swiss Life Holding AG	35	$31,768
Swiss Re AG	338	57,308
UBS Group AG	3,574	108,549
Zurich Insurance Group AG	172	119,566
		1,710,260

United Kingdom - 14.3%
3i Group PLC	1,092	51,007
Anglo American PLC	1,466	40,620
Ashtead Group PLC	494	26,457
AstraZeneca PLC	1,757	255,423
BAE Systems PLC	3,603	72,582
Barclays PLC	17,160	63,795
BP PLC	19,064	107,394
British American Tobacco PLC	2,597	106,746
Compass Group PLC	1,950	64,308
Diageo PLC	2,623	68,257
GSK PLC	4,654	87,893
Haleon PLC	9,894	50,011
HSBC Holdings PLC	21,034	237,446
Imperial Brands PLC	988	36,565
Lloyds Banking Group PLC	72,397	67,409
London Stock Exchange Group PLC	577	85,416
National Grid PLC	5,683	74,108
NatWest Group PLC	8,738	50,996
Reckitt Benckiser Group PLC	806	54,452
RELX PLC	2,189	109,515
Rio Tinto PLC	1,262	74,769
Rolls-Royce Holdings PLC (a)	10,027	97,014
Shell PLC	7,249	264,531
SSE PLC	1,248	25,697
Standard Chartered PLC	2,964	43,629
Tesco PLC	8,047	34,542
Unilever PLC	2,817	167,752
		2,418,334

United States - 0.3%
Flutter Entertainment PLC (a)	207	45,323
TOTAL COMMON STOCKS (Cost $16,307,325)		16,733,380

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares	Value
Australia - 0.2%
Goodman Group	1,937	$34,410
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $45,272)		34,410

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Volkswagen AG, 0.00%	243	24,583
TOTAL PREFERRED STOCKS (Cost $29,112)		24,583

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27% (c)	41,236	41,236
TOTAL SHORT-TERM INVESTMENTS (Cost $41,236)		41,236

TOTAL INVESTMENTS - 99.5% (Cost $16,422,945)		$16,833,609
Other Assets in Excess of Liabilities - 0.5%		80,540
TOTAL NET ASSETS - 100.0%		$16,914,149

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $53,211 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive International Developed Markets ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$16,733,380	$—	$—	$16,733,380
Real Estate Investment Trusts	34,410	—	—	34,410
Preferred Stocks	24,583	—	—	24,583
Money Market Funds	41,236	—	—	41,236
Total Investments in Securities	$16,833,609	$—	$—	$16,833,609

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended March 31, 2025, the Strive International Developed Markets ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.